Voya Retirement Moderate Growth Portfolio Average Annual Total Returns			12 Months Ended	60 Months Ended	120 Months Ended
		Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024
Class ADV
Prospectus [Line Items]
Average Annual Return, Percent			12.32%	6.93%	6.59%
Performance Inception Date		Apr. 28, 2006
Class ADV | MSCI ACWI[Member]
Prospectus [Line Items]
Average Annual Return, Percent	[1],[2]		17.49%	10.06%	9.23%
Class ADV | Bloomberg U.S. Aggregate Bond Index[Member]
Prospectus [Line Items]
Average Annual Return, Percent	[1],[3]		1.25%	(0.33%)	1.35%
Class ADV | S&P Target Risk Growth Index[Member]
Prospectus [Line Items]
Average Annual Return, Percent	[1],[2]		10.73%	6.16%	6.39%
Class ADV | Russell 3000® Index[Member]
Prospectus [Line Items]
Average Annual Return, Percent	[1],[3]		23.81%	13.86%	12.55%
Class ADV | MSCI EAFE® Index[Member]
Prospectus [Line Items]
Average Annual Return, Percent	[1],[2]		3.82%	4.73%	5.20%
Class I
Prospectus [Line Items]
Average Annual Return, Percent			12.88%	7.36%	7.01%
Performance Inception Date		Apr. 28, 2006
Class I | MSCI ACWI[Member]
Prospectus [Line Items]
Average Annual Return, Percent	[1],[2]		17.49%	10.06%	9.23%
Class I | Bloomberg U.S. Aggregate Bond Index[Member]
Prospectus [Line Items]
Average Annual Return, Percent	[1],[3]		1.25%	(0.33%)	1.35%
Class I | S&P Target Risk Growth Index[Member]
Prospectus [Line Items]
Average Annual Return, Percent	[1],[2]		10.73%	6.16%	6.39%
Class I | Russell 3000® Index[Member]
Prospectus [Line Items]
Average Annual Return, Percent	[1],[3]		23.81%	13.86%	12.55%
Class I | MSCI EAFE® Index[Member]
Prospectus [Line Items]
Average Annual Return, Percent	[1],[2]		3.82%	4.73%	5.20%

[1]	Effective commencing with shareholder reports filed and transmitted to shareholders after July 24, 2024, the Investment Adviser changed the primary benchmark from the S&P Target Risk Growth Index to the MSCI All Country World Index (“MSCI ACWI”) and Bloomberg U.S. Aggregate Bond Index in accordance with changes to regulatory disclosure requirements. The Portfolio continues to use the S&P Target Risk Growth Index as an additional benchmark that the Investment Adviser believes more closely reflects the Portfolio’s principal investment strategies.
[2]	The index returns include the reinvestment of dividends and distributions net of withholding taxes, but do not reflect fees, brokerage commissions, or other expenses.
[3]	The index returns do not reflect deductions for fees, expenses, or taxes.